Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (1,599)		$ (868)
Less: Impairment of property and equipment	(3,159)	[1]	(3,186)	[1]
Property and equipment, net	2,502		3,197
Vehicles held for use [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,234		3,212
Production facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,748		2,760
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	775		779
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	283		280
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	114		114
Battery and charging swap infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 106		$ 106

[1]	Accumulated impairment loss of property and equipment was US$3.2 million as of December 31, 2024 and 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.